ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Q S I Operations Inc
Schedule of accrued expenses and other current liabilities

	March 31,	December 31,
	2021	2020
Salary and bonus	$587	$511
Contracted service	1,276	399
Legal fees	1,019	447
Other	39	68
Total accrued expenses and other current liabilities	$2,921	$1,425

Accrued expenses and other current liabilities consist of the following at December 31:

	2020	2019
Salary and bonus	$511	$110
Contracted services	399	374
Legal fees	447	467
Other	68	63
Total accrued expenses and other current liabilities	$1,425	$1,014